UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period:  December 31, 2017

Item 1. Schedule of Investments.

CSC Small Cap Value Fund
Schedule of Investments
December 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.7%
Consumer Discretionary - 25.0% #
Belmond, Class A *	280,170	$3,432,082
Carrols Restaurant Group *	330,000	4,009,500
Cherokee *	506,270	961,913
Cherokee * (a)	236,967	373,697
E.W. Scripps, Class A *	498,175	7,786,475
Eastman Kodak *	434,431	1,346,736
EVINE Live *	911,194	1,275,672
Liberty Global, Class A *	50,000	1,007,500
Sally Beauty Holdings *	214,400	4,022,144
TEGNA	600,000	8,448,000
Tupperware Brands	60,000	3,762,000
		36,425,719
Energy - 2.6%
WPX Energy *	273,400	3,846,738
Financial Services - 7.8%
Dundee, Class A *	471,100	946,440
Equity Commonwealth - REIT *	111,200	3,392,712
Hallmark Financial Services *	353,449	3,686,473
INTL FCStone *	57,152	2,430,675
Leisure Acquisition Corp. *	100,000	991,000
		11,447,300
Health Care - 5.2%
Capital Senior Living Corp. *	291,600	3,933,684
Halyard Health *	79,800	3,685,164
		7,618,848
Materials & Processing - 10.7%
American Vanguard	229,200	4,503,780
Compass Minerals International	53,400	3,858,150
UFP Technologies *	125,000	3,475,000
USG *	96,400	3,717,184
		15,554,114
Producer Durables - 21.9%
Actuant, Class A	106,600	2,696,980
ALJ Regional Holdings, Inc. *	318,471	1,003,184
CSW Industrials *	71,540	3,287,263
Esterline Technologies Corp. *	50,900	3,802,230
GP Strategies *	279,686	6,488,715
Heritage-Crystal Clean *	350,000	7,612,500
Wesco Aircraft Holdings *	943,435	6,981,419
		31,872,291
Technology - 21.5%
Avid Technology *	1,100,000	5,929,000
Great Elm Capital Group *	598,584	2,424,265
GTT Communications *	125,000	5,868,750
Millicom International Cellular	100,000	6,741,000
ViaSat *	138,654	10,378,252
		31,341,267
Total Common Stocks
(Cost $127,114,683)		138,106,277

	Par
CONVERTIBLE BOND - 0.3%
Technology - 0.3%
Avid Technology, 2.00%, 06/15/2020
Total Convertible Bond
(Cost $389,010)	$500,000	431,562

PARTICIPATION NOTE - 2.7%
Cerberus Business Finance
9.82% (3 Month LIBOR + 8.50%), 12/07/2021 (b)(c)
Total Participation Note
(Cost $3,728,266)	4,000,000	4,000,000

	Shares
WARRANTS - 0.2%
Consumer Discretionary - 0.2% #
Cherokee (expires 08/11/24) * (b)	59,241	68,720
Cherokee (expires 12/07/24) * (b)	177,778	241,778
Total Warrants
(Cost $446,041)		310,498

SHORT-TERM INVESTMENT - 2.0%
The Government TaxAdvantage Portfolio, Institutional Class, 1.07% ^
(Cost $2,940,052)	2,940,052	2,940,052

Total Investments - 99.9%
(Cost $134,618,052)		145,788,389
Other Assets and Liabilities, Net - 0.1%		72,934
Total Net Assets - 100.0%		$145,861,323

#
As of December 31, 2017, the Fund had a significant portion of its assets invested in the consumer discretionary sector. The consumer discretionary sector may be greatly impacted by changes in domestic and international economies, interest rates, competition, consumer confidence, consumer spending, government regulations, marketing, and supply and demand.

*	Non-income producing security
(a)
Security is restricted from resale and considered illiquid. Restricted securities have been fair valued in accordance with procedures approved by the Board of Trustees and have a total fair value of $373,697, which represents 0.3% of net assets. Information concerning the restricted and illiquid security is as follows:

	Security	Shares	Dates Acquired	Cost Basis
	Cherokee - Common Stock	236,967	8/2017	$828,794

(b)
Security considred illiquid and is categorizared in Level 2 of the fair value heirarchy. These Level 2 illiquid securities have a total fair value $4,310,498, which represents 3.0% of total net assets.  Information concerning the illiquid securities is as follows:

	Security	Par/Shares	Dates Acquired	Cost Basis
	Cerberus Business Finance - Participation Note	$4,000,000	12/2017	$3,728,266
	Cherokee - Warrant (08/11/24)	59,241	8/2017	$171,206
	Cherokee - Warrant (12/07/24)	177,778	12/2017	$274,835

(c)	Variable rate security. The rate shown is the rate in effect as of December 31, 2017.
^	The rate shown is the annualized seven day effective yield as of December 31, 2017.
	REIT - Real Estate Investment Trust

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes of valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similiar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similiar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securitites as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$137,732,580	-	$373,697	$138,106,277
Convertible Bond	-	$431,562	-	431,562
Participation Note	-	4,000,000	-	4,000,000
Warrants	-	310,498	-	310,498
Short-Term Investment	2,940,052	-	-	2,940,052
Total Investments	$140,672,632	$4,742,060	$373,697	$145,788,389

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of 9/30/2017	$1,532,596
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	(167,180)
Net sales	-
Transfers into and/or out of Level 3	(991,719)
Balance as of 12/31/2017	$373,697
Change in unrealized depreciation of Level 3 securities as of December 31, 2017	$(455,097)

Transfers between Levels are recognized at the end of the reporting period.  During the period ended December 31, 2017, the Fund recognized no transfers to/from any Levels.  The Level 3 investments as of December 31, 2017 represented 0.3% of the Fund's net assets.

The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments as of December 31, 2017:

Type of Security	Fair Value as of December 31, 2017	Valuation Technique	Unobservable Input	Discount
Common Stocks	$373,697	Consensus pricing	Discount for lack of marketability	17%

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  February 22, 2018

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                            Brian R. Wiedmeyer, Treasurer

Date  February 22, 2018